Costs and expenses by nature (Details 2) - General And Administrative Expenses [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Employee compensation	$ (1,204)	$ (1,036)	$ (865)
Materials, third-party services, rent and other related costs	(495)	(435)	(362)
Depreciation, depletion and amortization	(146)	(123)	(105)
Total	$ (1,845)	$ (1,594)	$ (1,332)